John Hancock
Infrastructure Fund
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Shares	Value
Common stocks 97.8%		$708,253,515
(Cost $640,462,347)
Brazil 1.5%		10,912,995
Cia de Saneamento Basico do Estado de Sao Paulo	1,551,100	10,912,995
Canada 9.2%		66,733,156
Canadian National Railway Company	192,729	23,490,150
Enbridge, Inc.	530,920	22,445,534
TC Energy Corp.	402,753	20,797,472
China 8.6%		62,113,521
China Longyuan Power Group Corp., Ltd., H Shares	17,415,068	35,531,758
Shanghai International Airport Company, Ltd., Class A (A)	3,328,800	26,581,763
France 9.5%		68,861,922
Electricite de France SA	997,581	9,594,940
Engie SA	2,115,692	32,543,156
Vinci SA	243,816	26,723,826
Germany 3.6%		25,710,018
E.ON SE	1,864,062	25,710,018
Hong Kong 3.4%		24,578,937
Beijing Enterprises Holdings, Ltd.	3,248,010	11,072,375
China Gas Holdings, Ltd.	7,949,800	13,506,562
Italy 2.8%		20,317,478
Enel SpA	2,639,800	20,317,478
Japan 6.3%		45,853,692
KDDI Corp.	751,400	24,006,256
Nippon Telegraph & Telephone Corp.	763,423	21,847,436
South Korea 3.4%		24,736,885
SK Telecom Company, Ltd.	519,736	24,736,885
Spain 8.4%		60,929,828
Acciona SA	83,051	14,466,236
Cellnex Telecom SA (A)(B)	534,870	24,253,994
Iberdrola SA	1,905,399	21,845,514
Iberdrola SA, Interim Shares (A)	31,756	364,084
United Kingdom 3.8%		27,605,906
National Grid PLC	1,886,562	27,605,906
United States 37.3%		269,899,177
American Electric Power Company, Inc.	271,212	24,517,565
American Tower Corp.	52,063	13,093,845
Avangrid, Inc.	349,859	16,345,412
Berkshire Hathaway, Inc., Class B (A)	75,535	23,643,966
Charter Communications, Inc., Class A (A)	28,045	16,640,220
Comcast Corp., Class A	359,494	17,971,105
Duke Energy Corp.	225,305	23,670,543
Edison International	354,985	22,289,508
Exelon Corp.	549,022	31,815,825
FirstEnergy Corp.	535,767	22,480,783
Medical Properties Trust, Inc.	1,078,184	24,539,468
Sempra Energy	170,755	23,591,511
2	JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
UGI Corp.	205,059	$9,299,426

	Par value^	Value
Short-term investments 1.6%		$12,000,000
(Cost $12,000,000)
Repurchase agreement 1.6%		12,000,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 1-31-22 at 0.050% to be repurchased at $12,000,017 on 2-1-22, collateralized by $11,245,200 U.S. Treasury Bonds, 1.875% - 3.000% due 2-15-41 to 5-15-47 (valued at $12,240,048)	12,000,000	12,000,000

Total investments (Cost $652,462,347) 99.4%	$720,253,515
Other assets and liabilities, net 0.6%	4,098,455
Total net assets 100.0%	$724,351,970

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-22:
Utilities	54.9%
Communication services	17.8%
Industrials	10.6%
Energy	6.0%
Real estate	5.2%
Financials	3.3%
Short-term investments and other	2.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$10,912,995	$10,912,995	—	—
Canada	66,733,156	66,733,156	—	—
China	62,113,521	—	$62,113,521	—
France	68,861,922	—	68,861,922	—
Germany	25,710,018	—	25,710,018	—
Hong Kong	24,578,937	—	24,578,937	—
Italy	20,317,478	—	20,317,478	—
Japan	45,853,692	—	45,853,692	—
South Korea	24,736,885	—	24,736,885	—
Spain	60,929,828	—	60,929,828	—
United Kingdom	27,605,906	—	27,605,906	—
United States	269,899,177	269,899,177	—	—
Short-term investments	12,000,000	—	12,000,000	—
Total investments in securities	$720,253,515	$347,545,328	$372,708,187	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$36,141,456	$(36,140,358)	$(1,098)	—	$16,046	$658	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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